Redeemable Convertible Preferred Stock - Additional Information (Details) $ / shares in Units, $ in Millions	1 Months Ended	5 Months Ended	12 Months Ended
	Feb. 29, 2020 USD ($) shares	Jul. 31, 2020 USD ($) shares	Dec. 31, 2020 USD ($) shares	Mar. 31, 2021 shares	Mar. 12, 2021 $ / shares	Jan. 20, 2021	Mar. 12, 2020 $ / shares shares	Mar. 01, 2020 USD ($)	Nov. 30, 2019 shares	Nov. 27, 2019 $ / shares shares
Temporary Equity [Line Items]
Shares Authorized			95,997,674	275,000,000
Shares Issued (in shares)			93,328,118	0
Shares Outstanding (in Shares)			93,328,118	0
Recapitalization Exchange Conversion Basis						1
Recapitalization Exchange Ratio				0.4530		0.4530
Series C Preferred Stock Warrants [Member]
Temporary Equity [Line Items]
Warrants and Rights Outstanding | $	$ 10.0
Class of Warrant or Right, Number of Securities Called by Warrants or Rights (in Shares)	1,341,865						89,747		89,747	89,747
Class of warrants redemption exercise price | $ / shares							$ 7.67			$ 7.67
Series D Preferred Stock Warrants [Member]
Temporary Equity [Line Items]
Class of Warrant or Right, Number of Securities Called by Warrants or Rights (in Shares)							98,723
Class of warrants redemption exercise price | $ / shares					$ 6.96		$ 6.96
Series D Preferred Stock [Member]
Temporary Equity [Line Items]
Shares Authorized			10,051,872
Shares Issued (in shares)		7,472,062	7,472,062
Shares Outstanding (in Shares)			7,472,062
Proceeds From Issuance Of Temporary Equity | $		$ 51.9	$ 51.9
Series C Preferred Stock [Member]
Temporary Equity [Line Items]
Shares Authorized			14,850,340
Shares Outstanding (in Shares)			14,760,594
Warrants and Rights Outstanding | $								$ 11.3
Conversion of convertible securities	1,341,865
Proceeds From Conversion Of Convertible Securities | $	$ 0.1